TRANSAMERICA ADVISORY ANNUITYSM
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA B
and
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA BNY
Supplement dated June 13, 2025
to the
Prospectus dated May 1, 2025
The following hereby amends, and to the extent inconsistent replaces, the INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY appendix.
INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY
The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact a financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89390D540?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525‑6205.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

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Investment Objective	Underlying Fund Portfolio and Adviser/Sub‑adviser(1)	Current Expenses		Average Annual Total Returns (as of 12/31/24)
				1 year	5 years	10 years
To achieve long-term capital appreciation.	Dimensional VA Equity Allocation Portfolio(3) Advised by: Dimensional Fund Advisors LP		0.48%	15.10%	10.74%	10.27%
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional VA Global Bond Portfolio - Institutional Class(4) Advised by: Dimensional Fund Advisors LP		0.21%	5.38%	0.81%	1.53%
To see total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio(5) Advised by: Dimensional Fund Advisors LP		0.44%	11.99%	7.77%	6.95%
To achieve long-term capital appreciation.	Dimensional VA International Small Portfolio(6) Advised by: Dimensional Fund Advisors LP		0.39%	3.82%	4.11%	5.91%
To achieve long-term capital appreciation.	Dimensional VA International Value Portfolio(7)		0.28%	6.62%	7.08%	5.62%

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	Advised by: Dimensional Fund Advisors LP
To achieve a stable real return in excess of the rate of inflation with minimum risk.	Dimensional VA Short‑Term Fixed Portfolio(8) Advised by: Dimensional Fund Advisors LP		0.12%	5.48%	1.91%	1.57%
To achieve long-term capital appreciation.	Dimensional VA U.S. Large Value Portfolio(9) Advised by: Dimensional Fund Advisors LP		0.21%	13.38%	8.43%	8.52%
To achieve long-term capital appreciation.	Dimensional VA U.S. Targeted Value Portfolio(10) Advised by: Dimensional Fund Advisors LP		0.28%	8.14%	12.55%	9.46%
Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Initial Class Advised by: SSGA Funds Management, Inc.		0.12%	24.54%	14.06%	13.92%
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company, LLP		0.20%	14.80%	8.18%	8.37%
To provide long-term capital appreciation.	Vanguard® VIF Capital Growth Portfolio Advised by: PRIMECAP Management Company		0.34%	13.41%	11.86%	12.36%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.		0.13%	7.49%	4.03%	4.89%
To provide long-term capital appreciation and income.	Vanguard® VIF Diversified Value Portfolio Advised by: Barrow, Hanley, Mewhinney, & Strauss, LLC		0.28%	14.88%	12.24%	9.75%
To provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® VIF Equity Income Portfolio Advised by: Wellington Management Company, LLP and Vanguard’s Equity Investment Group		0.29%	15.12%	9.85%	9.89%
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® VIF Equity Index Portfolio Advised by: Wellington Management Company, LLP and Vanguard’s Equity Investment Group		0.14%	24.84%	14.36%	12.94%
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment - grade, fixed income market.	Vanguard® VIF Global Bond Index Portfolio Advised by: The Vanguard Group, Inc.		0.13%	2.03%	-0.22%	N/A
Seeks to provide long-term capital appreciation.	Vanguard® VIF Growth Portfolio Advised by: Jackson Square Partners, Wellington Management Company, LLP		0.34%	33.13%	15.95%	14.67%
Seeks to provide a high level of current income.	Vanguard® VIF High Yield Bond Portfolio Advised by: Wellington Management Company, LLP		0.24%	6.30%	3.37%	4.53%
Seeks to provide long-term capital appreciation.	Vanguard® VIF International Portfolio Advised by: Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.		0.31%	9.01%	6.26%	8.40%

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Seeks to track the performance of a benchmark index that measures the investment return of mid‑capitalization stocks.	Vanguard® VIF Mid‑Cap Index Portfolio Advised by: Vanguard Equity Investment Group		0.17%	15.07%	9.70%	9.41%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.		0.13%	10.32%	6.06%	6.51%
Seeks to provide current income while maintaining liquidity and a stable share price of $1.00	Vanguard® VIF Money Market Portfolio(2) Advised by: Vanguard’s Fixed Income Group		0.15%	5.19%	2.43%	1.80%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT’s.	Vanguard® VIF Real Estate Index Portfolio Advised by: Vanguard Equity Investment Group		0.26%	4.74%	2.84%	4.99%
Seeks to provide current income while maintaining limited price volatility.	Vanguard® VIF Short-Term Investment-Grade Portfolio Advised by: Vanguard’s Fixed Income Group		0.14%	4.89%	1.97%	2.24%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® VIF Total Bond Market Index Portfolio Advised by: Vanguard’s Fixed Income Group		0.14%	1.24%	-0.38%	1.25%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® VIF Total International Stock Market Index Portfolio Advised by: The Vanguard Group, Inc.		0.11%	5.05%	4.22%	N/A
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® VIF Total Stock Market Index Portfolio Advised by: The Vanguard Group, Inc.		0.13%	23.71%	13.66%	12.36%

(1)
Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your financial intermediary to decide which Subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.

(2)
There can be no assurance that any money market portfolio offered under this Policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of Policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.

(3)	Effective on or about November 15, 2024 DFA VA Equity Allocation Portfolio was renamed Dimensional VA Equity Allocation Portfolio.
(4)	Effective on or about November 15, 2024 DFA VA Global Bond Portfolio was renamed Dimensional VA Global Bond Portfolio.
(5)	Effective on or about November 15, 2024 DFA VA Global Moderate Allocation Portfolio was renamed Dimensional VA Global Moderate Allocation Portfolio.
(6)	Effective on or about November 15, 2024 DFA VA International Small Portfolio was renamed Dimensional VA International Small Portfolio.
(7)	Effective on or about November 15, 2024 DFA VA International Value Portfolio was renamed Dimensional VA International Value Portfolio.
(8)	Effective on or about November 15, 2024 DFA VA Short-Term Fixed Portfolio was renamed Dimensional VA Short-Term Fixed Portfolio.
(9)	Effective on or about November 15, 2024 DFA VA U.S. Large Value Portfolio was renamed Dimensional VA U.S. Large Value Portfolio.
(10)	Effective on or about November 15, 2024 DFA VA U.S. Targeted Value Portfolio was renamed Dimensional VA U.S. Targeted Value Portfolio.
There are no Portfolios that have been closed to new investments or new investors.

This Supplement updates certain information in the above referenced prospectus (the “Prospectus”). Except as indicated in this Supplement, all other information included in the Prospectus remains unchanged. We will send you another copy of the applicable Prospectus or any Supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.